Provisions for Interest and Penalties Related to Taxes and Other Tax Liabilities - Provisions for Interest and Penalties Related to Taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in current provisions
Provisions	€ 537	€ 716
Changes in Non-current provisions
Provisions	550	€ 494
Provisions for Interest and Penalties Related to Taxes
Changes in current provisions
Current Provisions, Beginning balance	52
Current provisions, Addition	19
Current provisions, Utilization	(6)
Current provisions, Release	(8)
Non - current Provisions, Additions from business combinations	0
Current Provisions, Additions from business combinations	1
Current provisions, Transfer	6
Current provisions, Currency impact	0
Current provisions, Ending balance	64
Provisions	€ 537
Current provisions for Interest and Penalties Related to Taxes as % of Provisions	12.00%
Changes in Non-current provisions
Non-current Provisions, Beginning balance	€ 134
Non-current provisions, Addition	117
Non-current provisions, Utilization	(24)
Non-current provisions, Release	(9)
Non - current Provisions, Additions from business combinations	0
Non-current provisions, Transfer	(6)
Non-current provisions, Currency impact	(13)
Non-current provisions, Ending balance	198
Provisions	€ 550
Non-current provisions for Interest and Penalties Related to Taxes as % of Provisions	36.00%
Changes in provisions
Beginning balance	€ 186
Additions	136
Utilizations	(30)
Release	(17)
Additions from business combinations	1
Transfer	0
Currency effects	(13)
Ending balance	262
Provisions	€ 1,087
Provision for interest and penalties related to taxes as % of Provisions	24.00%